Organization and Business Description (Tables)	6 Months Ended
Mar. 31, 2024
Organization and Business Description [Abstract]
Schedule of Major Subsidiaries	As of March 31, 2024, the Company’s major subsidiaries are as follows:
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Global Mofy HK Limited (“Global Mofy HK”)	October 21, 2021	Hong Kong	100%	Investment holding
Mofy Metaverse (Beijing) Technology Co., Ltd (“Global Mofy WFOE”)	December 09, 2021	PRC	100%	Investment holding
Zhejiang Mofy Metaverse Technology Co., Ltd (“Zhejiang WFOE”)	April 03, 2023	PRC	100%	Virtual technology service and digital marketing
Global Mofy (Beijing) Technology Co., Ltd. (“Global Mofy China”)	November 22, 2017	PRC	100%	Virtual technology service, digital marketing and digital asset development
Kashi Mofy Interactive Digital Technology Co., Ltd. (“Kashi Mofy”)	July 31, 2019	PRC	100%	Virtual technology service and digital marketing
Shanghai Moying Feihuan Technology Co., Ltd. (“Shanghai Mofy”)	May 11, 2020	PRC	100%	Virtual technology service and digital marketing
Xi’an Shuzi Yunku Technology Co., Ltd (Xi’an Mofy)	June 8, 2018	PRC	60%	Virtual technology service
Mofy (Beijing) Filming Technology Co., Ltd. (Beijing Mofy)	February 7, 2018	PRC	60%	Virtual technology service